Summary of Information About Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 29, 2012
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 0.85
Range of Exercise Prices, Maximum	$ 33.61
Options Outstanding	12,578,071
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 5 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 5.25
Options Exercisable	9,434,560
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years
Options Exercisable, Weighted Average Exercise Price	$ 5.26
$0.85 - $5.12
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 0.85
Range of Exercise Prices, Maximum	$ 5.12
Options Outstanding	6,936,143
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 9 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 2.11
Options Exercisable	5,105,443
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 4 months 10 days
Options Exercisable, Weighted Average Exercise Price	$ 1.44
$5.13 - Option Exchange
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 5.13
Options Outstanding	739,478
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 5 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 5.13
Options Exercisable	541,019
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 21 days
Options Exercisable, Weighted Average Exercise Price	$ 5.13
$5.14 - $10.00
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 5.14
Range of Exercise Prices, Maximum	$ 10.00
Options Outstanding	3,790,993
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	3 years 6 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 7.65
Options Exercisable	2,676,641
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	3 years 1 month 2 days
Options Exercisable, Weighted Average Exercise Price	$ 7.83
$10.01 - $15.00
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 10.01
Range of Exercise Prices, Maximum	$ 15.00
Options Outstanding	751,659
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	1 year 2 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 11.31
Options Exercisable	751,659
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	1 year 2 months 1 day
Options Exercisable, Weighted Average Exercise Price	$ 11.31
$15.01 - $25.00
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 15.01
Range of Exercise Prices, Maximum	$ 25.00
Options Outstanding	87,501
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	7 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 17.45
Options Exercisable	87,501
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	7 months 10 days
Options Exercisable, Weighted Average Exercise Price	$ 17.45
$25.01 - 33.61
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Range of Exercise Prices, Minimum	$ 25.01
Range of Exercise Prices, Maximum	$ 33.61
Options Outstanding	272,297
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	1 year
Options Outstanding, Weighted Average Exercise Price	$ 31.44
Options Exercisable	272,297
Options Exercisable, Weighted Average Remaining Contractual Life (in years)	1 year
Options Exercisable, Weighted Average Exercise Price	$ 31.44